UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Financial Securities Lending Trust
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

David S. Royal, Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant's telephone number, including area code: (612) 844-4249
Date of fiscal year end: October 31
Date of reporting period: July 31, 2007

Item 1. Schedule of Investments

Thrivent Financial Securities Lending Trust
Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (58.5%)	Rate (+)	Date	Value

Asset-Backed Commercial Paper (1.2%)
$6,569,675	General Electric Equipment Midticket, LLC	5.301%	12/15/2007	$6,569,675
30,000,000	Tempus Fund, LLC	5.300	8/13/2007	29,947,000
30,000,000	Tempus Fund, LLC	5.300	8/14/2007	29,942,583

	Total Asset-Backed Commercial Paper			66,459,258

Banking — Domestic (1.8%)
6,100,000	Bank of America Corporation	5.270	8/28/2007	6,075,890
3,900,000	Bank of America Corporation	5.270	10/2/2007	3,864,603
6,925,000	Bank of America Corporation	5.250	10/9/2007	6,855,317
7,000,000	Dexia Delaware, LLC	5.260	9/21/2007	6,947,838
5,022,000	MLTC Funding, Inc.	5.280	8/24/2007	5,005,059
13,900,000	Rabobank Nederland	5.260	9/10/2007	13,818,762
20,310,000	Rabobank Nederland	5.260	9/12/2007	20,185,364
2,300,000	Societe Generale NA	5.260	9/27/2007	2,280,845
5,000,000	UBS Finance Corporation	5.210	8/30/2007	4,979,015
13,767,000	UBS Finance Corporation	5.265	8/31/2007	13,706,597
3,100,000	UBS Finance Corporation	5.280	9/4/2007	3,084,541
9,045,000	UBS Finance Corporation	5.260	9/11/2007	8,990,815
6,500,000	UBS Finance Corporation	5.250	9/17/2007	6,455,448

	Total Banking — Domestic			102,250,094

Banking — Foreign (0.4%)
10,000,000	Bank of Ireland	5.260	8/17/2007	9,976,622
11,200,000	HBOS Treasury Services plc	5.255	9/19/2007	11,119,890

	Total Banking — Foreign			21,096,512

Brokerage (3.3%)
30,000,000	Citigroup Funding, Inc.	5.270	8/21/2007	29,912,167
30,000,000	Citigroup Funding, Inc.	5.270	8/22/2007	29,907,775
30,000,000	Citigroup Funding, Inc.	5.270	8/23/2007	29,903,383
42,300,000	Citigroup Funding, Inc.	5.270	8/30/2007	42,120,425
30,000,000	Citigroup Funding, Inc.	5.255	9/13/2007	29,811,696
30,000,000	Citigroup Funding, Inc.	5.255	9/14/2007	29,807,317

	Total Brokerage			191,462,763

Capital Goods (0.5%)
30,000,000	General Electric Capital Corporation	5.240	9/26/2007	29,755,467

	Total Capital Goods			29,755,467

Consumer Cyclical (1.8%)
11,418,000	Golden Funding Corporation	5.320	8/27/2007	11,374,130
30,000,000	Golden Funding Corporation	5.330	8/28/2007	29,880,075
30,000,000	Toyota Motor Credit Corporation	5.240	9/26/2007	29,755,467
30,000,000	Toyota Motor Credit Corporation	5.240	9/27/2007	29,751,100

	Total Consumer Cyclical			100,760,772

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

1

Thrivent Financial Securities Lending Trust
Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (58.5%)	Rate (+)	Date	Value

Consumer Non-Cyclical (0.5%)
$30,000,000	Louis Dreyfus Corporation	5.270%	8/28/2007	$29,881,425

	Total Consumer Non-Cyclical			29,881,425

Finance (47.1%)
30,000,000	Amsterdam Funding Corporation	5.280	8/14/2007	29,942,800
30,000,000	Amsterdam Funding Corporation	5.280	8/15/2007	29,938,400
30,000,000	Amsterdam Funding Corporation	5.270	8/22/2007	29,907,775
30,000,000	Amsterdam Funding Corporation	5.270	8/23/2007	29,903,383
30,000,000	Aspen Funding Corporation	5.280	8/10/2007	29,960,400
25,000,000	Aspen Funding Corporation	5.280	8/17/2007	24,941,333
25,000,000	Aspen Funding Corporation	5.270	9/11/2007	24,849,951
25,000,000	Barton Capital Corporation	5.280	8/9/2007	24,970,667
30,000,000	Barton Capital Corporation	5.280	8/14/2007	29,942,800
31,971,000	Barton Capital Corporation	5.280	9/11/2007	31,778,748
32,000,000	Barton Capital Corporation	5.280	9/12/2007	31,802,880
19,719,000	Board of Governors, University of North Carolina	5.280	8/8/2007	19,719,000
30,000,000	Bryant Park Funding, LLC	5.280	8/15/2007	29,938,400
21,400,000	BTM Capital Corporation	5.275	10/9/2007	21,183,637
30,000,000	Chariot Funding, LLC	5.290	8/14/2007	29,942,692
25,000,000	Chariot Funding, LLC	5.280	8/27/2007	24,904,667
12,090,000	Charta, LLC	5.280	8/13/2007	12,068,722
25,000,000	Charta, LLC	5.290	8/24/2007	24,915,507
30,000,000	Charta, LLC	5.280	8/31/2007	29,868,000
23,500,000	Charta, LLC	5.255	9/20/2007	23,328,483
17,700,000	Ciesco, LLC	5.260	9/12/2007	17,591,381
25,000,000	Corporate Asset Finance Company, LLC	5.265	8/30/2007	24,893,969
25,000,000	Corporate Asset Finance Company, LLC	5.265	8/31/2007	24,890,312
25,439,000	Corporate Receivables Corporation Funding, LLC	5.280	8/2/2007	25,435,269
11,000,000	Corporate Receivables Corporation Funding, LLC	5.265	8/28/2007	10,956,564
30,000,000	ED&F Man Treasury Management plc	5.320	8/2/2007	29,995,567
17,621,000	Falcon Asset Securitization Corporation	5.280	8/2/2007	17,618,416
30,000,000	Falcon Asset Securitization Corporation	5.280	8/6/2007	29,978,000
10,000,000	Falcon Asset Securitization Corporation	5.280	8/8/2007	9,989,733
25,000,000	Falcon Asset Securitization Corporation	5.280	8/14/2007	24,952,333
30,000,000	Falcon Asset Securitization Corporation	5.300	8/24/2007	29,898,417
30,000,000	Falcon Asset Securitization Corporation	5.310	8/27/2007	29,884,950
30,000,000	Grampian Funding, LLC	5.275	8/13/2007	29,947,250
30,000,000	Grampian Funding, LLC	5.275	8/17/2007	29,929,667
30,000,000	Grampian Funding, LLC	5.280	8/20/2007	29,916,400
26,000,000	Grampian Funding, LLC	5.280	8/24/2007	25,912,293
15,000,000	Greyhawk Funding, LLC	5.290	8/10/2007	14,980,163
39,800,000	Greyhawk Funding, LLC	5.276	8/17/2007	39,706,674
25,000,000	Greyhawk Funding, LLC	5.320	8/30/2007	24,892,861
30,000,000	ING US Funding, LLC	5.245	9/17/2007	29,794,571

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

2

Thrivent Financial Securities Lending Trust
Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (58.5%)	Rate (+)	Date	Value

Finance — continued
$30,000,000	Jupiter Securitization Company, LLC	5.280%	8/6/2007	$29,978,000
30,000,000	Jupiter Securitization Corporation	5.275	8/21/2007	29,912,083
30,133,000	Kitty Hawk Funding Corporation	5.280	8/9/2007	30,097,644
30,000,000	Kitty Hawk Funding Corporation	5.280	8/20/2007	29,916,400
11,994,000	Kitty Hawk Funding Corporation	5.280	8/22/2007	11,957,058
17,000,000	Mont Blanc Capital Corporation	5.290	8/27/2007	16,935,051
25,000,000	Mont Blanc Capital Corporation	5.270	9/25/2007	24,798,715
30,000,000	Nieuw Amsterdam Receivables Corporation	5.280	8/10/2007	29,960,400
30,000,000	Nieuw Amsterdam Receivables Corporation	5.280	8/16/2007	29,934,000
17,000,000	Nieuw Amsterdam Receivables Corporation	5.280	8/27/2007	16,935,173
25,000,000	Nieuw Amsterdam Receivables Corporation	5.280	8/28/2007	24,901,000
22,661,000	Nieuw Amsterdam Receivables Corporation	5.270	8/31/2007	22,561,480
18,012,000	North Sea Funding, LLC	5.290	8/23/2007	17,953,771
30,000,000	Old Line Funding Corporation	5.280	8/16/2007	29,934,000
50,000,000	Old Line Funding Corporation	5.278	8/20/2007	49,860,720
3,369,000	Old Line Funding Corporation	5.270	8/23/2007	3,358,150
30,000,000	Old Line Funding Corporation	5.270	8/29/2007	29,877,033
30,000,000	Old Line Funding Corporation	5.280	9/12/2007	29,815,200
30,000,000	Park Avenue Receivables Corporation	5.280	8/7/2007	29,973,600
30,000,000	Park Avenue Receivables Corporation	5.280	8/10/2007	29,960,400
20,000,000	Park Avenue Receivables Corporation	5.280	8/30/2007	19,914,933
25,423,000	Proctor & Gamble International Funding SCA	5.250	9/27/2007	25,211,671
14,550,000	Proctor & Gamble International Funding SCA	5.250	9/28/2007	14,426,931
30,000,000	Ranger Funding Company	5.280	8/20/2007	29,916,400
30,000,000	Ranger Funding Company	5.270	8/24/2007	29,898,992
25,000,000	Ranger Funding Company	5.275	8/27/2007	24,904,757
25,000,000	Ranger Funding Company	5.275	8/31/2007	24,890,104
37,009,000	Ranger Funding Company	5.295	9/25/2007	36,709,624
30,000,000	Regency Markets No.1, LLC	5.280	8/15/2007	29,938,400
17,274,000	Regency Markets No.1, LLC	5.285	8/16/2007	17,235,961
36,006,000	Regency Markets No.1, LLC	5.274	8/20/2007	35,905,773
24,893,000	Sheffield Receivables Corporation	5.280	8/1/2007	24,893,000
30,000,000	Sheffield Receivables Corporation	5.320	8/9/2007	29,964,533
22,615,000	Sheffield Receivables Corporation	5.285	8/10/2007	22,585,120
26,648,000	Sheffield Receivables Corporation	5.270	8/13/2007	26,601,188
30,000,000	Sheffield Receivables Corporation	5.280	8/16/2007	29,934,000
30,000,000	Solitaire Funding, LLC	5.280	8/2/2007	29,995,600
14,700,000	Solitaire Funding, LLC	5.270	8/13/2007	14,674,177
30,000,000	Solitaire Funding, LLC	5.280	8/21/2007	29,912,000
30,000,000	Solitaire Funding, LLC	5.280	8/22/2007	29,907,600
8,000,000	Solitaire Funding, LLC	5.270	8/23/2007	7,974,236
9,300,000	Solitaire Funding, LLC	5.270	9/24/2007	9,226,484
30,000,000	Solitaire Funding, LLC	5.270	10/30/2007	29,604,750
30,000,000	Surrey Funding Corporation	5.280	8/23/2007	29,903,200
10,000,000	Surrey Funding Corporation	5.270	8/29/2007	9,959,011

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

3

Thrivent Financial Securities Lending Trust
Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (58.5%)	Rate (+)	Date	Value

Finance — continued
$30,000,000	Surrey Funding Corporation	5.265%	9/24/2007	$29,763,075
30,000,000	Surrey Funding Corporation	5.260	9/27/2007	29,750,150
30,413,000	Thames Asset Global Securitization, Inc.	5.283	8/15/2007	30,350,512
13,100,000	Thames Asset Global Securitization, Inc.	5.290	8/21/2007	13,061,501
16,285,000	Thames Asset Global Securitization, Inc.	5.280	8/27/2007	16,222,900
19,328,000	Thames Asset Global Securitization, Inc.	5.260	9/26/2007	19,169,854
25,134,000	Thunder Bay Funding, Inc.	5.280	8/15/2007	25,082,392
10,800,000	Thunder Bay Funding, Inc.	5.270	8/24/2007	10,763,637
25,000,000	Thunder Bay Funding, Inc.	5.280	9/10/2007	24,853,333
23,546,000	Thunder Bay Funding, Inc.	5.265	9/11/2007	23,404,812
25,000,000	Thunder Bay Funding, Inc.	5.265	9/12/2007	24,846,438
25,000,000	Thunder Bay Funding, Inc.	5.265	9/13/2007	24,842,781
31,013,000	Triple-A One Funding Corporation	5.380	8/1/2007	31,013,000
15,070,000	Triple-A One Funding Corporation	5.290	8/17/2007	15,034,569
30,000,000	Tulip Funding Corporation	5.340	8/31/2007	29,866,500
20,000,000	Victory Receivables Corporation	5.280	8/7/2007	19,982,400
30,000,000	Victory Receivables Corporation	5.280	8/14/2007	29,942,800
13,000,000	Victory Receivables Corporation	5.290	8/21/2007	12,961,794
30,000,000	Victory Receivables Corporation	5.290	8/27/2007	29,885,383
30,000,000	Windmill Funding Corporation	5.320	8/3/2007	29,991,133
30,000,000	Windmill Funding Corporation	5.280	8/14/2007	29,942,800
6,977,000	Windmill Funding Corporation	5.260	9/17/2007	6,929,087
18,762,000	Yorktown Capital, LLC	5.270	8/13/2007	18,729,041
9,110,000	Yorktown Capital, LLC	5.310	8/27/2007	9,075,063

	Total Finance			2,703,146,313

Insurance (1.9%)
20,916,000	Aquinas Funding, LLC	5.280	8/24/2007	20,845,443
22,213,000	Aquinas Funding, LLC	5.260	9/26/2007	22,031,248
12,362,000	ING US Funding, LLC	5.350	8/7/2007	12,350,977
25,000,000	ING US Funding, LLC	5.240	10/23/2007	24,697,972
30,000,000	Prudential Funding Corporation	5.260	8/27/2007	29,886,033

	Total Insurance			109,811,673

	Total Commercial Paper			3,354,624,277

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

4

Thrivent Financial Securities Lending Trust
Schedule of Investments as of July 31, 2007 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Other (4.7%)	Rate (+)	Date	Value

Euro Time Deposits (4.7%)
$46,045,000	BNP Paribas Paris Euro Time Deposit	5.330%	8/1/2007	$46,045,000
25,045,000	Chase Bank USA	5.313	8/1/2007	25,045,000
35,000,000	Royal Bank of Canada	5.370	8/1/2007	35,000,000
94,000,000	Societe Generale NA	5.360	8/1/2007	94,000,000
70,000,000	Svenska Handlesbanke, Inc.	5.350	8/1/2007	70,000,000

	Total Euro Time Deposits			270,090,000

Mutual Funds (<0.1%)
555,000	Barclays Prime Money Market Fund	5.280	N/A	555,000
105,000	Morgan Stanley Institutional Liquidity Funds	5.300	N/A	105,000
53,663	Primary Fund Institutional Class	5.280	N/A	53,663

	Total Mutual Funds			713,663

	Total Other			270,803,663

Principal		Interest	Maturity
Amount	U.S. Municipal (0.7%)	Rate (+)	Date	Value

$42,680,000	Alaska Housing Finance Corporation	5.270%	10/5/2007	$42,273,888

	Total U.S. Municipal			42,273,888

Principal		Interest	Maturity
Amount	Variable Rate Notes (37.2%) †	Rate (+)	Date	Value

Banking — Domestic (15.9%)
$8,760,000	Acts Retirement-Life Communities, Inc.	5.350%	8/9/2007	$8,759,976
30,000,000	Bank of America Corporation	5.315	8/16/2007	30,000,000
15,000,000	Bank of America Corporation	5.320	8/28/2007	15,003,572
25,000,000	Bank of New York Company, Inc.	5.320	8/10/2007	24,999,968
50,000,000	Bank of New York Company, Inc.	5.290	8/13/2007	50,000,000
30,000,000	Banque Nationale de Paris/NY	5.260	9/3/2007	29,998,683
30,000,000	Credit Suisse NY	5.305	8/24/2007	30,000,635
30,000,000	Credit Suisse NY	5.320	9/14/2007	29,997,756
25,000,000	Deutsche Bank NY	5.390	3/5/2008	25,001,423
50,000,000	Fifth Third Bancorp	5.320	8/23/2007	50,000,000
40,000,000	HSBC Finance Corporation	5.423	8/1/2007	40,003,994
37,920,000	HSBC USA, Inc.	5.320	8/15/2007	37,920,000
35,000,000	Rabobank Nederland NV/NY	5.320	8/15/2007	35,000,000
30,000,000	Royal Bank of Canada	5.265	9/4/2007	29,991,138
34,000,000	Royal Bank of Canada NY	5.310	9/4/2007	34,000,000
60,000,000	Royal Bank of Scotland plc NY	5.260	8/14/2007	59,998,063
30,000,000	Suntrust Bank	5.265	8/14/2007	29,999,268
57,215,000	Suntrust Bank	5.290	8/29/2007	57,215,508
35,000,000	Svenska Handelsbanken AB	5.290	8/21/2007	35,000,000
26,900,000	US Bank NA	5.290	8/6/2007	26,900,447
25,000,000	US Bank NA	5.255	8/8/2007	24,996,393

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

5

Thrivent Financial Securities Lending Trust
Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Variable Rate Notes (37.2%) †	Rate (+)	Date	Value

Banking — Domestic — continued
$45,000,000	US Bank NA	5.290%	8/30/2007	$45,000,731
30,000,000	US Bank NA	5.280	9/4/2007	29,998,377
7,800,000	US Bank NA	5.390	10/1/2007	7,800,809
10,000,000	Wachovia Bank NA	5.350	9/28/2007	10,000,321
30,000,000	Wells Fargo & Company	5.540	8/3/2007	30,025,967
35,000,000	Wells Fargo & Company	5.280	8/20/2007	35,000,000
20,000,000	Wells Fargo & Company	5.310	9/3/2007	20,003,900
30,000,000	Wells Fargo & Company	5.420	9/28/2007	30,004,376

	Total Banking — Domestic			912,621,305

Banking — Foreign (6.0%)
12,500,000	Bank of Ireland	5.300	8/20/2007	12,500,000
21,960,000	Bank of Ireland	5.320	8/20/2007	21,960,000
30,000,000	Bank of Ireland	5.350	11/15/2007	30,000,000
10,000,000	BNP Paribas SA	5.326	8/7/2007	10,000,000
25,000,000	BNP Paribas SA	5.310	8/27/2007	25,000,000
25,000,000	Deutsche Bank NY	5.310	10/17/2007	25,000,000
25,000,000	DNB NOR ASA	5.310	8/28/2007	25,000,000
30,000,000	HBOS Treasury Services plc	5.290	8/7/2007	30,000,000
50,000,000	Royal Bank of Canada	5.290	8/6/2007	49,996,400
40,000,000	Royal Bank of Scotland plc	5.330	8/21/2007	40,001,498
25,000,000	Societe Generale	5.310	9/4/2007	25,000,000
50,000,000	Svenska Handelsbanken AB	5.290	8/13/2007	50,000,000

	Total Banking — Foreign			344,457,898

Basic Industry (0.9%)
50,000,000	BASF Finance Europe NV	5.350	10/22/2007	50,000,000

	Total Basic Industry			50,000,000

Brokerage (4.1%)
50,000,000	Goldman Sachs Group, Inc.	5.360	10/25/2007	50,000,000
55,000,000	Lehman Brothers Holdings, Inc.	5.370	8/1/2007	55,025,984
17,800,000	Lehman Brothers Holdings, Inc.	5.400	8/22/2007	17,813,604
10,000,000	Merrill Lynch & Company, Inc.	5.330	8/15/2007	10,000,000
25,000,000	Merrill Lynch & Company, Inc.	5.300	8/24/2007	25,000,000
25,000,000	Morgan Stanley	Zero Coupon	8/1/2007	25,000,000
25,000,000	Morgan Stanley	5.430	8/1/2007	25,012,895
30,000,000	Morgan Stanley	5.445	8/1/2007	30,000,000

	Total Brokerage			237,852,483

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

6

Thrivent Financial Securities Lending Trust
Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Variable Rate Notes (37.2%) †	Rate (+)	Date	Value

Consumer Cyclical (3.0%)
$10,000,000	American Honda Finance Corporation	5.380%	8/6/2007	$10,004,035
25,000,000	American Honda Finance Corporation	5.327	8/9/2007	25,000,000
6,850,000	American Honda Finance Corporation	5.380	8/23/2007	6,850,233
50,000,000	American Honda Finance Corporation	5.285	8/28/2007	50,000,000
10,000,000	American Honda Finance Corporation	5.330	9/11/2007	10,000,000
18,000,000	American Honda Finance Corporation	5.330	10/7/2007	18,000,000
50,000,000	Toyota Motor Credit Corporation	5.305	8/1/2007	50,000,000

	Total Consumer Cyclical			169,854,268

Finance (3.7%)
50,000,000	General Electric Capital Corporation	5.450	8/1/2007	50,039,330
24,000,000	General Electric Capital Corporation	5.445	8/17/2007	24,000,000
25,000,000	General Electric Capital Corporation	5.280	8/24/2007	25,000,000
25,000,000	Merrill Lynch & Company, Inc.	5.430	8/16/2007	25,026,958
30,000,000	Merrill Lynch & Company, Inc.	5.300	8/20/2007	30,000,000
30,000,000	Merrill Lynch & Company, Inc.	5.310	8/22/2007	30,000,000
7,600,000	Merrill Lynch & Company, Inc.	5.350	8/28/2007	7,602,432
7,900,000	Pershing Drive Associates, LP	5.320	8/9/2007	7,900,000
10,000,000	Union Hamilton Special Funding, LLC	5.360	9/21/2007	10,000,000

	Total Finance			209,568,720

Insurance (1.8%)
15,000,000	Allstate Life Global Funding Trusts	5.290	8/13/2007	15,000,000
50,000,000	ING Verzekeringen NV	5.290	8/6/2007	50,000,000
25,000,000	MBIA Global Funding, LLC	5.280	8/21/2007	24,997,500
15,000,000	MBIA Global Funding, LLC	5.400	8/27/2007	15,001,196

	Total Insurance			104,998,696

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

7

Thrivent Financial Securities Lending Trust
Schedule of Investments as of July 31, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Variable Rate Notes (37.2%) †	Rate (+)	Date	Value

U.S. Municipal (1.8%)
$11,175,000	BRCH Corporation	5.350%	8/1/2007	$11,175,000
15,000,000	Michigan State Housing Development Authority
	Revenue Bonds (Series D)	5.350	8/2/2007	15,000,000
13,000,000	Mississippi Business Financial Corporation,
	Mississippi Individual Development Revenue Bonds	5.350	8/2/2007	13,000,000
19,200,000	Texas State Adjustable Taxable Veterans Housing
	Series PG Class B Revenue Bonds	5.340	8/1/2007	19,200,000
45,000,000	Texas State Public Finance Authority Revenue Bonds	5.360	8/2/2007	45,000,000

	Total U.S. Municipal			103,375,000

	Total Variable Rate Notes			2,132,728,370

	Total Investments (at amortized cost) 101.1%			$5,800,430,198

	Other Assets and Liabilities, Net (1.1%)			(63,609,819)

	Total Net Assets 100.0%			$5,736,820,379

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

Cost for federal income tax purposes:	$5,800,430,198

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

8

THRIVENT FINANCIAL SECURITIES LENDING TRUST
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2007 (unaudited)

Valuation — Securities are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Mutual Funds are valued at the net asset value at the close of each business day.

Other — For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discount and premium are amortized over the life of the respective securities on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis.

Additional Information — The Fund’s Policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Fund’s most recent annual or semiannual shareholder report.

9

Item 2. Controls and Procedures

(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant's President and Treasurer are aware of no change in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: September 25, 2007	THRIVENT FINANCIAL
SECURITIES LENDING
TRUST

By:
/s/ Pamela J. Moret

Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 25, 2007	By:
/s/ Pamela J. Moret

Pamela J. Moret
President

Date: September 25, 2007	By:
/s/ Gerard V. Vaillancourt

Gerard V. Vaillancourt
Treasurer